Note 17 - Concentrations of Credit Risk - Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts receivable	$ 79,184		¥ 501,804	¥ 515,194
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Accounts receivable			¥ 261,756	322,432
Total net revenues from commissions and fees, percentage	62.50%		52.10%
Huaxia Life Insurance Company Limited [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Accounts receivable			¥ 101,749	229,444
Total net revenues from commissions and fees, percentage	44.50%		20.20%
PICC [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Accounts receivable			¥ 84,257		[1]
Total net revenues from commissions and fees, percentage		[1]	16.80%
Tianan Life Insurance Company Limited [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Accounts receivable			¥ 75,750	¥ 92,988
Total net revenues from commissions and fees, percentage	18.00%		15.10%

[1]	represented less than 10% of account receivables as of the year end